Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net Income (Loss) Available to Common Shareholders	$ 114,313	$ 155,705	$ 77,529	$ 87,109	$ 55,339	$ (54,452)
Weighted average number of common shares - basic	3,981,402	3,213,485	3,607,909	3,212,822	3,213,157	3,203,917
Dilutive securities
Dilutive securities Options	134,254	140,770	0	140,770	149,520
Warrants	3,333	3,333	3,333	3,333	3,333
Weighted average number of common shares – diluted	4,118,989	3,357,589	3,611,242	3,356,926	3,366,010	3,203,917
Earnings (Loss) per share, basic	$ 0.03	$ 0.05	$ 0.02	$ 0.03	$ 0.02	$ 0.02
Earnings (Loss) per share, diluted	$ 0.03	$ 0.05	$ 0.02	$ 0.03	$ 0.02	$ 0.02
Weighted average number of common shares – basic	3,981,402	3,213,485	3,607,909	3,212,822